Supplemental Oil And Gas Data	12 Months Ended
Dec. 31, 2012
Supplemental Oil and Gas Data [Abstract]
Supplemental Oil and Gas Data

16.            Supplemental Oil and Gas Data (Unaudited)

The supplemental information that follows shows estimates of the discounted future net cash flows from proved oil and gas reserves, changes in such estimates and various cost data. This information has been prepared in accordance with requirements prescribed by Statement of Financial Accounting Standards No. 69 (SFAS 69). SFAS 69 was codified into FASB ASC Topic 932, Extractive Activities – Oil and Gas. Inherent in the underlying calculations of such data are many variables and assumptions, the more significant of which are described below:

•          Estimates of all discounted future net cash flows from proved oil and gas reserves are primarily based on reports of independent petroleum engineers. Probable and possible reserves, a portion of which experience has indicated generally become proved once further exploration work has been conducted, are not considered.

•          Future net cash flows have been discounted at an annual rate of 10% and have been reduced by applicable estimates of future production, development and net abandonment costs, all of which are based on current costs.

•          The reserve estimates have been valued using the average of the first-day-of-the-month price for the 12-month period. Therefore, the value of the reserves is not an estimate of fair value. The prices received for oil and gas are subject to great variation and may increase or decrease according to market conditions.

In view of the uncertainties inherent in developing this supplemental data, it is emphasized that the information represents estimates of future net cash flows and caution should accompany its use and interpretation. In addition, this information should not be viewed as representative of the current value of the Company.

Costs Incurred (Unaudited)

The following represents the total costs incurred during 2012, 2011 and 2010 with respect to oil and gas producing activities:

(In thousands)	2012	2011	2010
Costs incurred:	(As Restated)	(As Restated)
Unproved property	$ 66,790	$ 118,368	$ 35,332
Proved property	–	–	–
Exploration costs	35,803	80,296	27,030
Development costs	73,374	24,269	23,738
Total costs incurred	$ 175,967	$ 222,933	$ 86,100

Proved Oil and Gas Reserves (Unaudited)

The following sets forth estimates in proved and proved developed reserves of oil and gas and changes in estimates of proved reserves for 2012, 2011 and 2010. Oil, including condensate, is stated in barrels, and gas is stated in thousands of cubic feet at 14.73 P.S.I. All oil and gas reserves are located within the United States:

(In thousands)	2012
	Oil	Gas
Beginning of year	12,949	63,059
Revisions of previous estimates	810	2,637
Production	(1,104)	(18,411)
Extensions and discoveries	2,052	14,737
Purchase of reserves in-place	–	–
Proved reserves end of year	14,707	62,022
Proved developed reserves at beginning of year	5,300	56,106
Proved developed reserves at end of year	4,940	50,225

	2011

	Oil	Gas
Beginning of year	11,438	44,041
Revisions of previous estimates	1,026	15,903
Production	(1,050)	(17,630)
Extensions and discoveries	1,535	20,745
Purchase of reserves in-place	–	–
Proved reserves end of year	12,949	63,059
Proved developed reserves at beginning of year	3,851	35,917
Proved developed reserves at end of year	5,300	56,106

	2010
	Oil	Gas
Beginning of year	11,750	50,724
Revisions of previous estimates	281	3,330
Production	(1,066)	(16,172)
Extensions and discoveries	473	6,159
Purchase of reserves in-place	–	–
Proved reserves end of year	11,438	44,041
Proved developed reserves at beginning of year	4,292	40,563
Proved developed reserves at end of year	3,851	35,917

Standardized Measure of Discounted Future Net Cash Flows From Proved Oil and Gas Reserves (Unaudited)

The Standardized measure of discounted future net cash flows from proved oil and gas reserves at 2012, 2011 and 2010 is as follows (in thousands):

	2012	2011	2010
	As Restated	As Restated	As Restated
Future cash flows	$ 1,589,961	$ 1,526,957	$ 1,035,152
Future production costs	(403,363)	(377,414)	(246,090)
Future development and abandonment costs	(242,189)	(193,572)	(130,802)
Future net cash flows before income taxes and discount for timing	944,409	955,971	658,260
Future income taxes	(302,694)	(265,493)	(185,203)
Discount for estimated timing of net cash flows	(276,935)	(266,426)	(193,906)
Standardized measure of discounted future net cash flows	$ 364,780	$ 424,052	$ 279,151

Changes in Standardized Measure of Discounted Future Net Cash Flows (Unaudited)

The primary sources of change in the standardized measure of discounted future net cash flows are as follows:

	2012	2011	2010
(In Thousands)	As Restated	As Restated	As Restated
Standardized measure of discounted future net cash flows from proved oil and gas reserves at beginning of year	$ 424,052	$ 279,151	$ 201,907
Extensions and discoveries and improved recovery, net of future production and development costs	82,246	122,580	25,450
Purchase of reserves in-place	–	–	–
Development costs incurred during the period	73,374	24,269	23,738
Revenues, net of production costs	(158,873)	(156,201)	(124,237)
Revisions of estimates:
Net change in prices	(19,986)	83,792	162,472
Changes in estimated future development costs	(93,314)	(69,428)	(8,710)
Revision of quantity estimates	39,096	116,025	23,305
Net change in income taxes	(5,817)	(50,473)	(16,462)
Accretion of discount	61,866	39,896	31,322
Changes in production rates (timing) and other	(37,864)	34,441	(39,634)
Standardized measure of discounted future net cash flows from proved oil and gas reserves at end of year	$ 364,780	$ 424,052	$ 279,151